Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Equity

8. Equity

Common Stock

The Company sold 105,418 and 16,090 shares of common stock during three months ended March 31, 2021 and 2020, respectively and received gross proceeds of $6,926,858 and $176,990, respectively.

Preferred Stock

Series A, B-1, and B-1A Preferred Stock

The Company has authorized and issued 1,000,000 shares of Series A convertible preferred stock, 1,050,695 shares of Series B-1 convertible preferred stock, and 316,848 shares of Series B-1A convertible preferred stock, par value of $0.001 per share, convertible into one share of Common Stock for each preferred share (collectively, the “Preferred Stock”) at any time, at the option of the holder. The Preferred Stock are not redeemable and the related stockholders are entitled to a subordinated liquidation preference should the Company liquidate or wind up operations. The preferences also include voting rights on an as-converted basis, ride-along rights, and an anti-dilution provision. The liquidation preference is $1.00 per share for the Series A convertible preferred stock, $7.58 per share for the Series B-1 convertible preferred stock, and $6.82 per share for the Series B-1A convertible preferred stock, plus any declared but unpaid dividends. Upon an initial public offering or merger under certain conditions the Preferred Stock will automatically convert into common stock.

Series B-2 Preferred Stock

In 2020, the Company authorized the issuance of 100,000 shares of Series B-2 Convertible Preferred Stock, par value of $0.001 per share, convertible into one share of Common Stock for each share of Series B-2 Convertible Preferred Stock held. In March 2020, 4,167 Series B-2 stock were issued. The Series B-2 Preferred stock are not redeemable and the related stockholders are entitled to a subordinated liquidation preference should the Company liquidate or wind up operations. The preferences also include voting rights on an as-converted basis, ride-along rights, and an anti-dilution provision. The liquidation preference is $12.00 per share plus any declared but unpaid dividends. The B-2 Convertible Preferred shares can be converted into one share of Common Stock (subject to adjustments for stock splits, recapitalization) at any time, at the option of the holder. Upon an initial public offering or merger under certain conditions the Series B-2 Preferred Stock will automatically convert into common stock.

Common Stock Warrants

On March 28, 2021, the Company issued 1,053,738 fully vested common stock warrants, exercisable at a per share price of $15.84 until they expire on March 27, 2024 to GEM (See Note 7). The fair value on the date of issuance was $60,851,779. Upon issuance, 473,486 warrants were immediately exercised generating gross proceeds of $7,500,018.

The following table provides the activity in warrants for the respective periods.

	Total Warrants	Weighted Average Remaining Term	Weighted Average Exercise Price	Aggregate Intrinsic Value
Outstanding as of December 31, 2020	620,055	11.08	$14.61	$22,127,594
Issued	1,053,738	3.00	15.84	59,177,926
Exercised	(473,486)		(15.84)	(26,590,974)

Outstanding as of March 31, 2021	1,200,306	6.80	$15.21	$54,714,546

The grant date fair value of common stock warrants is determined using the Black Scholes option-pricing model. The Company is a private company and estimates its expected stock volatility based on historical volatility of publicly traded peer companies. The estimated fair value of the Company’s common stock is based on sales to third parties. The following assumptions were used during the following periods:

	March 31, 2021	December 31, 2020
Strike price	$15.84	$15.25
Volatility rate	80.0%	80.0%
Risk-free rate	0.31%	0.19%-0.28%
Expected term	3.00	3.00-5.00
Dividend yield	—	—

8. Equity

Common Stock

On March 1, 2020, the Company’s board of directors authorized an increase to the authorized share capital from 14,060,001 shares of common stock to 20,000,000 shares of common stock with a par value of $0.001 per share.

The Company sold 171,796 and 536,354 shares of common stock during the years ended December 31, 2020 and 2019, respectively and received gross proceeds of $2,579,114 and net proceeds of $5,802,002, respectively. The Company issued 9,500 shares of common stock with a fair value of $144,875 in settlement of accounts payable worth $103,258, and recognized a loss of $41,617 for the difference during the year ended December 31, 2020 and did not issue any such shares during the year ended December 31, 2019.

Preferred Stock

Series A, B-1, and B-1A Preferred Stock

The Company has authorized and issued 1,000,000 shares of Series A convertible preferred stock, 1,050,695 shares of Series B-1 convertible preferred stock, and 316,848 shares of Series B-1A convertible preferred stock, par value of $0.001 per share, convertible into one share of Common Stock for each preferred share (collectively, the “Preferred Stock”) at any time, at the option of the holder. The Preferred Stock are not redeemable and the related stockholders are entitled to a subordinated liquidation preference should the Company liquidate or wind up operations. The preferences also include voting rights on an as-converted basis, ride-along rights, and an anti-dilution provision. The liquidation preference is $1.00 per share for the Series A convertible preferred stock, $7.58 per share for the Series B-1 convertible preferred stock, and $6.82 per share for the Series B-1A convertible preferred stock, plus any declared but unpaid dividends. Upon an initial public offering or merger under certain conditions the Preferred Stock will automatically convert into common stock.

Series B-2 Preferred Stock

In 2020, the Company authorized the issuance of 100,000 shares of Series B-2 Convertible Preferred Stock, par value of $0.001 per share, convertible into one share of Common Stock for each share of Series B-2 Convertible Preferred Stock held. In March 2020, 4,167 Series B-2 stock were issued. The Series B-2 Preferred stock are not redeemable and the related stockholders are entitled to a subordinated liquidation preference should the Company liquidate or wind up operations. The preferences also include voting rights on an as-converted basis, ride-along rights, and an anti-dilution provision. The liquidation preference is $12.00 per share plus any declared but unpaid dividends. The B-2 Convertible Preferred shares can be converted into one share of Common Stock (subject to adjustments for stock splits, recapitalization) at any time, at the option of the holder. Upon an initial public offering or merger under certain conditions the Series B-2 Preferred Stock will automatically convert into common stock.

Common Stock Warrants

On January 31, 2019, the Company issued 8,846 fully vested common stock warrants, exercisable at a per share price of $11.00 until they expire on January 30, 2024, to a vendor for financial advisory services provided in connection with the sale of the Company’s common stock. The fair value on the date of issuance was $7.16 per warrant for a total fair value of $63,337.

On July 6, 2020, the Company issued 4,000 fully vested common stock warrants, exercisable at a per share price of $15.25 until they expire on July 5, 2023, to a vendor for financial advisory services provided in connection with the sale of the Company’s common stock. The fair value on the date of issuance was $7.63 per warrant for a total fair value of $30,536.

On July 15, 2020, the Company issued 279,291 fully vested common stock warrants, exercisable at a per share price of $15.25 until they expire on July 14, 2025, to a board member. The fair value on the date of issuance was $9.63 per warrant for a total fair value of $2,689,684.

On October 23, 2020, the Company issued 139,645 and 139,645 fully vested common stock warrants, exercisable at a per share price of $15.25 until they expire on October 22, 2025, to a board member, respectively. The fair value on the date of issuance was $9.64 per warrant for a total fair value of $2,693,221.

The following table provides the activity in warrants for the respective periods.

	Total Warrants	Weighted Average Remaining Term	Weighted Average Exercise Price	Average Intrinsic Value
Outstanding as of December 31, 2018	48,627	2.88	$7.90	$—
Issued	8,846	5.00	11.00	—

Outstanding as of December 31, 2019	57,473	2.22	$8.38	$—
Issued	562,581	4.99	15.25	20,112,271

Outstanding as of December 31, 2020	620,054	11.08	$14.61	$22,127,594

The grant date fair value of common stock warrants is determined using the Black Scholes option-pricing model. The Company is a private company and estimates its expected stock volatility based on historical volatility of publicly traded peer companies. The estimated fair value of the Company’s common stock is based on sales to third parties. The following assumptions were used during the following periods:

	December 31,
	2020	2019
Strike price	$15.25	$11.00
Volatility rate	80.0%	80.0%
Risk-free rate	0.19%-0.28%	2.40%
Expected term	3.00-5.00	5.00
Dividend yield	—	—